Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Disclosure of leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 81,900	$ 80,800
Expense relating to short-term leases for which recognition exemption has been used	200	200
Potential future lease payments not included in lease liabilities (undiscounted)	53,466	52,600
Lease not yet commenced, amount	$ 132,600	$ 392,000
Lease not yet commenced, number of vessel, additions | vessel	1
Lease not yet commenced, term	15 years
Lease not yet commenced, number of vessels | vessel		6